Other assets and prepayments - Summary of Other assets and prepayments (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other assets and prepayments
Prepaid expenses	€ 22,358	€ 28,899
Other financial assets	688	3,842
Taxes and fees	3,313	3,561
Inventories	5,986	5,707
Other	907	904
Total	€ 33,252	€ 42,913